ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	March 31,	March 31,
	2025	2024
Customer security deposit (1)	$64,101	$71,333
Service fees payable (2)	114,839	—
Rent payable	14,390	9,720
Due to employees and other	21,300	1,123
Others	19,253	22,983
Accrued expenses and other current liabilities	$233,883	$105,159
(1)	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.
(2)	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.